CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 75,100	$ 86,006
Direct costs	(56,973)	(67,936)
Other income and gains	2,386	1,247
Equity accounted income	2,557	2,729
Expenses
Interest expense on borrowings	(742)	(727)
Interest Expense on Non-Recourse Borrowings	(16,358)	(15,888)
Corporate costs	(78)	(76)
Fair value changes	(1,522)	(2,520)
Tax expense (income)	(1,135)	(982)
Net income	3,235	1,853
Net income attributable to:
Shareholders	1,307	641
Non-controlling interests	1,928	1,212
Net income	$ 3,235	$ 1,853
Net income per share:
Diluted	$ 0.49	$ 0.20
Basic	$ 0.51	$ 0.21